Investment Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Securities (Assets) [Member]	Jun. 04, 2013 Securities (Assets) [Member]	Dec. 31, 2013 Commercial Mortgage Backed Securities [Member]	Dec. 31, 2012 Debt Securities [Member]
Investment [Line Items]
Available-for-sale Securities, Amortized Cost Basis	$ 62,041		$ 1,589	$ 10,000	$ 60,452	$ 41,747
Available-for-sale Securities, Gross Unrealized Gain	498		0		498	223
Available-for-sale Securities, Gross Unrealized Loss	(472)		(105)		(367)	(316)
Investment securities, at fair value	$ 62,067	$ 41,654	$ 1,484		$ 60,583	$ 41,654